Financial and capital risk management (Details 2) - Not Designated As Hedging Instruments [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	$ (62)	$ 548	$ 663	$ 1,313
Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	192	557	554	1,321
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	$ (254)	$ (9)	111	(9)
Embedded Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement			$ (2)	$ 1